Shareholders' equity - Basic and diluted earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Numerator (in thousands $):
Net income - basic	$ 33,185	$ 26,978
Net income - diluted	$ 33,185	$ 26,978
Denominator (Number of shares in thousands):
Weighted average number of common shares	25,695	25,464
Weighted average number of unvested shares purchased by the Trust	(817)	(976)
Weighted average number of common shares - basic	24,878	24,488
Weighted average number of dilutive stock options	163	163
Weighted average number of unvested shares under EIP	867	1,132
Weighted average number of common shares - diluted	25,908	25,783
Net income per common share
Basic net income per common share (in USD per share)	$ 1.33	$ 1.10
Diluted net income per common share (in USD per share)	$ 1.28	$ 1.05